Other (Income) Expenses, Net (Details) - Schedule of other (income) expenses, net - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Other Income Expenses Net Abstract
Exchange losses	¥ 2,316	¥ 3,703	¥ 323
Provision for doubtful accounts, net	3,406	(836)	1,186
Impairment of intangible asset	348
Government grants	(2,851)	(1,289)	(1,520)
Loss on equity method investment		833	22
Others	109	464	(4)
Total	¥ 3,328	¥ 2,875	¥ 7